Shareholder Report, Holdings (Details)	Aug. 31, 2025
Schwab Treasury Inflation Protected Securities Index Fund [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1],[2]
Schwab Treasury Inflation Protected Securities Index Fund [Member] | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
Schwab Treasury Inflation Protected Securities Index Fund [Member] | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
Schwab U.S. Aggregate Bond Index Fund | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2],[4]
Schwab U.S. Aggregate Bond Index Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	73.60%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
Schwab U.S. Aggregate Bond Index Fund | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%
Schwab U.S. Aggregate Bond Index Fund | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
Schwab U.S. Aggregate Bond Index Fund | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab U.S. Aggregate Bond Index Fund | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
Schwab Short-Term Bond Index Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1],[2]
Schwab Short-Term Bond Index Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	72.50%	[1],[2]
Schwab Short-Term Bond Index Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1],[2]
Schwab Short-Term Bond Index Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1],[2]
Schwab Short-Term Bond Index Fund | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
Schwab Short-Term Bond Index Fund | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
Schwab Short-Term Bond Index Fund | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Short-Term Bond Index Fund | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
Schwab Tax-Free Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
Schwab Tax-Free Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[1]
Schwab Tax-Free Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[1]
Schwab Tax-Free Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[1]
Schwab Tax-Free Bond Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
Schwab Tax-Free Bond Fund | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab Tax-Free Bond Fund | Pre-Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Tax-Free Bond Fund | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	79.40%
Schwab Tax-Free Bond Fund | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Schwab Tax-Free Bond Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Schwab California Tax-Free Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
Schwab California Tax-Free Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%	[1]
Schwab California Tax-Free Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[1]
Schwab California Tax-Free Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
Schwab California Tax-Free Bond Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
Schwab California Tax-Free Bond Fund | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab California Tax-Free Bond Fund | Pre-Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab California Tax-Free Bond Fund | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	67.20%
Schwab California Tax-Free Bond Fund | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
Schwab California Tax-Free Bond Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Schwab Opportunistic Municipal Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
Schwab Opportunistic Municipal Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%	[1]
Schwab Opportunistic Municipal Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[1]
Schwab Opportunistic Municipal Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[1]
Schwab Opportunistic Municipal Bond Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
Schwab Opportunistic Municipal Bond Fund | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab Opportunistic Municipal Bond Fund | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	75.90%
Schwab Opportunistic Municipal Bond Fund | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
Schwab Opportunistic Municipal Bond Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%

[1]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[2]	Excludes short-term investments.
[3]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[4]	Less than 0.05%.